Consolidated Statements of Shareholders' Equity In Thousands, except Share data	Share capital [Member] USD ($)	Share capital [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY	Retained earnings [Member] USD ($)	Retained earnings [Member] CNY	Non-controlling interest [Member] USD ($)	Non-controlling interest [Member] CNY	Total USD ($)	Total CNY
Beginning Balance at Dec. 31, 2009		121		915,267		(100,608)		197,458				1,012,238
Beginning Balance (Shares) at Dec. 31, 2009		150,641,461
-Shares issued upon vesting of shares/RSUs granted to independent directors and executives		1		22,538								22,539
-Shares issued upon vesting of shares/RSUs granted to independent directors and executives (Shares)		1,103,499
-Share options granted to executives and employees				2,149								2,149
-Shares issued pursuant to exercise of vested options		1		6,763								6,764
-Shares issued pursuant to exercise of vested options (Shares)		909,188
Capital injection from non-controlling interest shareholder												0
Net income												81,286
Net income attributable to 3SBio Inc.												81,286
Net income attributable to non-controlling interest												0
Net unrealized loss on available-for-sale securities, net of nil tax						21,335						21,335
Foreign currency translation adjustments, net of nil tax						(10,258)						(10,258)
Ending Balance at Dec. 31, 2010		123		946,717		(89,531)						1,136,053
Ending Balance (Shares) at Dec. 31, 2010		152,654,148
Beginning Balance at Jan. 01, 2010
Net income								81,286				81,286
Ending Balance at Dec. 31, 2010		123		946,717		(89,531)		278,744				1,136,053
Beginning Balance (Shares) at Dec. 31, 2010		152,654,148
-Shares issued upon vesting of shares/RSUs granted to independent directors and executives		1		21,128								21,129
-Shares issued upon vesting of shares/RSUs granted to independent directors and executives (Shares)		1,062,220
-Share options granted to executives and employees				660								660
-Shares issued pursuant to exercise of vested options				4,713								4,713
-Shares issued pursuant to exercise of vested options (Shares)		756,791
Capital injection from non-controlling interest shareholder										11,250		11,250
Net income												108,160
Net income attributable to 3SBio Inc.								108,573				108,573
Net income attributable to non-controlling interest										(413)		(413)
Net unrealized loss on available-for-sale securities, net of nil tax						(26,545)						(26,545)
Foreign currency translation adjustments, net of nil tax						(10,214)						(10,214)
Ending Balance at Dec. 31, 2011		124		973,218		(126,290)		387,317		10,837		1,245,206
Ending Balance (Shares) at Dec. 31, 2011		154,473,159
-Shares issued upon vesting of shares/RSUs granted to independent directors and executives		1		23,231								23,232
-Shares issued upon vesting of shares/RSUs granted to independent directors and executives (Shares)		1,062,849
-Share options granted to executives and employees				153								153
-Shares issued pursuant to exercise of vested options				486								486
-Shares issued pursuant to exercise of vested options (Shares)		99,008
Capital injection from non-controlling interest shareholder												0
Net income											16,463	102,575
Net income attributable to 3SBio Inc.								102,354			16,428	102,354
Net income attributable to non-controlling interest										221	35	221
Net unrealized loss on available-for-sale securities, net of nil tax						8,945						8,945
Foreign currency translation adjustments, net of nil tax						(1,974)						(1,974)
Ending Balance at Dec. 31, 2012	$ 20	125	$ 160,044	997,088	$ (19,152)	(119,319)	$ 78,598	489,671	$ 1,775	11,058	$ 221,285	1,378,623
Ending Balance (Shares) at Dec. 31, 2012	155,635,016